NOTES PAYABLE	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
NOTES PAYABLE

19. NOTES PAYABLE

Unsecured Promissory Note in December 2022

On December 12, 2022, the Company entered into a Note Purchase Agreement with an investor, pursuant to which the Company issued to the Purchaser an unsecured Promissory Note of $1,332,500, for $1,250,000 in gross proceeds. The Note included an original issue discount (“OID”) of $62,500 along with $20,000 for investor’s fees, costs and other transaction expenses in connection with the issuance of the note. The OID was recognized as a debt discount is amortized over the life of the note. The Note bears interest at 8% per annum compounding daily, and has a term of 18 months. All outstanding principal and accrued interest on the Note will become due and payable eighteen (18) months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time six (6) months after the Purchase Price Date (the “Redemption Start Date”), subject to maximum monthly redemption amount of $200,000. The Company should pay the applicable redemption amount in cash to the Investor within three (3) Trading Days following the investor’s delivery of a redemption notice. At the end of each month following the Redemption Start Date, if the Company has not reduced the Outstanding Balance by at least $200,000, then by the fifth (5th) day of the following month, the Company must pay in cash to the Investor the difference between $200,000 and the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the Note Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing. Upon the occurrence of a Trigger Event (as defined in the Note), the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.

During the year ended December 31, 2024, the Company amortized OID of $18,593 and recorded $44,988 interest expense on this Note, and the Company and Lender exchanges these Partitioned notes of $403,202 for the delivery of 1,603,747 (pre-reverse split) shares of the Company’s common stock. The Company recorded $77,201 loss on conversion of these notes in the year ended December 31, 2024 and made repayment of $750,000 by cash to this note. During the year ended December 31, 2023, the Company amortized OID of $20,833 and recorded $106,050 interest expense on this Note, and the Company and Lender exchanged these Partitioned Notes of $340,000 for the delivery of 70,867 (pre-reverse split) shares of the Company’s common stock. During the year ended December 31, 2022, the Company amortized OID of $60,260 and recorded $5,922 interest expense on this Note. The Company recorded $178,863 loss on note conversion in 2023. On September 1, 2023, the Company and the Investor entered into a standstill agreement with regard to the certain promissory note issued to the Investor dated December 12, 2022. Pursuant to the standstill agreement, the Investor agreed not to redeem any portion of such promissory note until November 30, 2023. The Company, in return, agreed to increase the Outstanding Balance of such note by $96,091 (the “Standstill Fee”) as of the date thereof. Following the application of the Standstill Fee, as of December 31, 2024, the Company repaid in full of this note.

Unsecured Promissory Note in July 2023

On July 26, 2023, the Company entered into a Note Purchase Agreement with an investor, pursuant to which the Company issued to the Purchaser an unsecured Promissory Note of $1,070,000, for $1,000,000 in gross proceeds. The Note included an original issue discount (“OID”) of $50,000 along with $20,000 for investor’s fees, costs and other transaction expenses in connection with the issuance of the note. The OID was recognized as a debt discount is amortized over the life of the note. The Note bears interest at 8% per annum compounding daily, and has a term of 18 months. All outstanding principal and accrued interest on the Note will become due and payable eighteen (18) months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time six (6) months after the Purchase Price Date (the “Redemption Start Date”), subject to maximum monthly redemption amount of $200,000. The Company should pay the applicable redemption amount in cash to the Investor within three (3) Trading Days following the investor’s delivery of a redemption notice. At the end of each month following the Redemption Start Date, if the Company has not reduced the Outstanding Balance by at least $160,000, then by the fifth (5th) day of the following month, the Company must pay in cash to the Investor the difference between $160,000 and the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the Note Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing.

During the nine months ended September 30, 2025, the Company amortized OID of $3,495 and recorded $24,251 interest expense on this Note include $8,979 stand still fee, and the Company and Lender exchanged Partitioned notes of $569,345 for the delivery of 300,476 shares of the Company’s common stock. The Company recorded $197,369 loss on conversion of these notes in the nine months ended September 30, 2025. On May 12, 2025, the Company repaid in full of this note. During the year ended December 31, 2024, the Company amortized OID of $25,134 and recorded $89,462 interest expense on this Note and the Company and Lender exchanges these Partitioned notes of $580,000 for the delivery of 3,351,070 (pre-reverse split) shares of the Company’s common stock. The Company recorded $268,806 loss on conversion of these notes in the year ended December 31, 2024 and made repayment of $50,000 by cash to this note. As of December 31, 2024, the outstanding principal balance of this note was $560,366, net of unamortized OID of $3,495. During the year ended December 31, 2023, the Company amortized OID of $21,371 and recorded $37,569 interest expense on this Note.

Unsecured Promissory Note in January 2024

On January 25, 2024, the Company entered into a note purchase agreement (the “2024 Note Purchase Agreement”) with Guoxiang Hu (the “Investor”), pursuant to which the Company issued the Investor an unsecured promissory note in the principal amount of $4,630,000 (the “Note”). The Note bears interest at a rate of 16% per annum. All outstanding principal and accrued interest on the Note will become due and 9 months after the purchase price of the Note is delivered by Investor to the Company (the “Purchase Price Date”). The Company may prepay all or a portion of the outstanding balance of the Note prior to its maturity date.

Global Pacific Securities US Inc. (“Global Pacific”) has acted as the lead advisor of the Company for the transaction contemplated in the 2024 Note Purchase Agreement, and the Company agreed to pay Global Pacific a cash fee equal to three percent (3%) of the gross proceeds and to reimburse Global Pacific for its accountable expenses up to $30,000 and to issue to Global Pacific restricted Class A ordinary shares of the Company (“Share Compensation”), in an amount equal to 7.5% of the gross proceeds. On February 2, 2024, the Company issued 193,994 restricted Class A ordinary shares (pre-reverse split) to Global Pacific. The fair value of 193,994 Class A shares (pre-reverse split) was $347,250.

Under the 2024 Note Purchase Agreement, Weilai Zhang, our CEO and Chairman of the board, agreed to enter into a share pledge agreement with the Investor, on January 25, 2024 (the “Pledge Agreement”), to pledge all Class B ordinary shares of the Company, no par value (“Class B ordinary shares”) owned by him, including any additional Class B ordinary shares issued to him while the Note is outstanding, and any proceeds thereof to secure the Company’s payment and performance of any and all obligations, liabilities and indebtedness of the Company to the Investor pursuant to the terms of the 2024 Note Purchase Agreement.

For the nine months ended September 30, 2025, the Company record $ 1,021,008 interest expense on this promissory note, and the Company and Lender exchanged Partitioned notes of $4,630,000 for the delivery of 2,330,088 shares of the Company’s common stock. The Company recorded $2,699,698 loss on conversion of these notes in the nine months ended September 30, 2025. On September 15, 2025, the Company repaid in full of this note. During the year ended December 31, 2024, the Company recorded $767,922 interest expense on this Note. As of September 30, 2025 and December 31, 2024, the outstanding principal balance of this note was nil and $4,630,000.

Unsecured Promissory Note in September 2024

On September 25, 2024, the Company entered into a Note Purchase Agreement with an investor, pursuant to which the Company issued to the Purchaser an unsecured Promissory Note of $990,000, for $886,000 in gross proceeds. The Note included an original issue discount (“OID”) of $99,000 along with $5,000 for investor’s fees, costs and other transaction expenses in connection with the issuance of the note. The OID was recognized as a debt discount is amortized over the life of the note. The Note is due on March 25, 2025.

During the year ended December 31, 2024, the Company amortized OID of $99,000 on this Note and the Company and Lender exchanges these Partitioned notes of $990,000 for the delivery of 2,169,353 shares of the Company’s common stock (pre-reverse split). The Company recorded $142,055 loss on conversion of these notes in the year ended December 31, 2024. As of December 31, 2024, the Company repaid in full of this note.

Unsecured Promissory Note in July 2025

On July 24, 2025, the Company entered into a Note Purchase Agreement with an investor, pursuant to which the Company issued an unsecured promissory note with an aggregate commitment of up to $50,000,000 (the “Commitment Amount”). On July 24, 2025, the investor funded an initial pre-paid purchase in the principal amount of $2,427,500, which included an original issue discount of $157,500, and bears interest at a rate of 8% per annum. In addition, the Company agreed to pay the investor $20,000 to reimburse legal fees, accounting expenses, due diligence, monitoring, and other transaction-related costs (the “Transaction Expense Amount”). The issuance was subject to the terms, limitations, and conditions set forth in the Pre-Paid Purchase agreement. Additionally, at closing, the Company agreed to issue 130,500 ordinary shares to the investor as a commitment fee in connection with the pre-paid purchase facility (the “Commitment Shares”).

During the nine months ended September 30, 2025, the Company amortized OID of $157,500 and recorded $36,143 interest expense on this Note. As of September 30, 2025, the outstanding principal balance of this note was $2,427,500.